LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Amortization of ROU assets		$ 231	$ 227	$ 227	$ 212
Interest on lease liabilities		68			15
Total Operating lease cost		299	227	227	227
Amortization of ROU assets		353	372	381	371
Interest on lease liabilities		64	69	67	64
Total finance lease cost		417	441	448	435
Total lease cost		$ 716	$ 668	$ 572	$ 662
Rent expense incurred	$ 210